UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                  (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2017

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2017
May 31, 2017

Alpha Risk Hedged Dividend Equity Fund

Institutional Class Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Alpha Risk Hedged Dividend Equity Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Alpha Risk Hedged Dividend Equity Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Alpha Risk Hedged Dividend Equity Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Alpha Risk Hedged Dividend Equity Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Swaps Risk, Investment Advisor Risk, and Fixed-Income Market Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.alpharisksolutions.com or www.alphariskfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about August 15, 2017.

For More Information on Your Alpha Risk Hedged Dividend Equity Fund:

See Our Web site @ www.alpharisksolutions.com / www.alphariskfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

Letter to Shareholders

May you live in interesting times as the Chinese Proverb states and we are certainly doing that. As of this writing each day in the Stock Market is bringing historic new highs across the three major indexes (Dow Jones, NASDAQ, and the S&P 500). Why is the market moving unabated in an upward direction, without a pullback of greater than 2.5% this year, and over 12 months without a 5% move down? Is this sustainable, or is this time, as past Fed Chairman Alan Greenspan stated, "We are living in a time of irrational exuberance?"

No one knows for sure, but we are prepared for the market to change direction quickly. Portfolio construction and our view of the current and future for the market will be explained by market events at some point. While we use the past as precedence in attempting to look forward to prepare for what may come next, because of course "this time is different", we can't help but notice that this market feels very similar to that of 1999. Markets are achieving new highs almost daily, driven by a narrowly focused group of tech stocks, commonly referred to as the FANG stocks, growth being overwhelmingly where the gains are coming from and other similarities all point to a pendulum having swung too far in one direction.

Why are the markets hitting historical highs given the weak economic data coming from the Federal Reserve, full employment but low participation rates in the labor force, little or no wage pressure, and inflation well below the targeted 2.0%? The answer is that the Federal Reserve monetary policy that saved the Financial Sector from collapse in 2008 has created a rather large asset bubble. The European Central Bank (ECB) and the Bank of Japan (BOJ) have been on buying sprees of US stocks and bonds over the past months which has given the US stock market a huge tailwind. It has been a great time for investors of US Equities for those reasons. In the Alpha Risk Hedged Dividend Equity Fund we have been a benefactor of this, with more than a few of our holdings (McDonald's, MetLife, Apple & Microsoft) to name a few. We also have seen some disappointing stock performances with the likes of Mattel, IBM and Pitney Bowes underperforming expectations. The Federal Reserve policy has also taken Market Volatility as measured by the VIX (fear gauge) to all time historic lows.  This has been one of the most crowded investments in our industry (investing that volatility will stay low) that continues to work regardless of geo-political events. We have been investing in volatility to protect the portfolio in case of a market event that causes a sharp downturn which has not surfaced this year. For our safe driving shareholders this is similar to paying car insurance on a monthly basis and not having had an accident in a very long time.

As of the fiscal year ended May 31, 2017, the return on the Institutional Class Shares was -6.65% and the return on the Class C Shares was -7.59%, compared to a return of 6.44% for the Barclays Long/Short Equity Index. The market has seen a rotation of leadership from 2016 to 2017 where the Alpha Risk Hedged Dividend Equity Fund, made up of mostly dividend paying value stocks, has lagged behind the growth stocks which are seeing unprecedented moves to the upside. The valuations on these growth companies, from a fundamental view, are very expensive currently and we have shied away from owning a lot of them which has been a drag on performance. We continue to seek out companies that are fairly valued using fundamental ratios with an emphasis on book value, price to earnings, and dividend consistency. Hedging has been ongoing in the portfolio, utilizing options to protect the downside of the portfolio. As noted previously, it has been expensive paying for defensive hedging & positioning of the stocks in the portfolio that currently has not been needed in 2017. At the same time, our expectation of generating significant offsetting income from volatility has not been met as historically low volatility has reduced position premiums. Our downside portfolio protection will be maintained, however, as we feel that a negative market surprise is highly likely at some point in the near future and the Fund's defensive protection should pay off in a significant market decline. We continue to remain defensively positioned while looking for opportunities to profit from short term volatility in certain high beta stocks.

I look forward to reporting to you on this strategy and our Fund's standing in our next quarterly letter.

Sincerely,

Timothy Dolan/ Charles Petrie, Co-Managers

Alpha Risk Hedged Dividend Equity Fund

Average Annual Total Returns - Calendar Quarter Ended June 30, 2017	One Year	Since Inception[1]	Net Expense Ratio[2]	Gross Expense Ratio[3]
Alpha Risk Hedged Dividend Equity Fund – Institutional Class Shares	-7.71%	-2.15%	1.65%	3.02%
Alpha Risk Hedged Dividend Equity Fund – Class C Shares[4]	-8.79%	-2.98%	2.65%	4.02%
Barclays Long/Short Equity Index[5]	7.49%	5.80%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month‐end, please visit ncfunds.com or call the Fund at (800) 773‐3863. Fee waivers and expense reimbursements have positively impacted Fund performance.
1The inception date of the Institutional Class Shares is September 20, 2012.  The inception date of the Class C Shares is September 26, 2012.
2The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.65% of the average daily net assets of the Fund for the Institutional and Class C shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through September 30, 2018, and may not be terminated prior to that date except by termination by the Trust's Board of Trustees. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit and the Maximum Operating Expense Limit in place at the time of the initial Agreement.

3Gross expense ratio is from the Fund's prospectus dated April 21, 2017.

4As of December 7, 2016, the "Advisor Class" Shares were renamed with the "Class C" Shares.  There were no other changes to this class of shares.

5You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

(RCARS0617001)

Alpha Risk Hedged Dividend Equity Fund
Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Alpha Risk Hedged Dividend Equity Fund - Institutional Class Shares versus the Barclays Long/Short Equity Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
					Gross
As of	One	Three	Since	Inception	Expense
May 31, 2017	Year	Year	Inception	Date	Ratio*
Institutional Class Shares	-6.65%	-3.24%	-1.96%	09/20/12	3.02%
Barclays Long/Short Equity Index	6.44%	3.07%	5.60%	N/A	N/A

* The gross expense ratio shown is from the Funds' prospectus dated April 21, 2017.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Alpha Risk Hedged Dividend Equity Fund
Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2017

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Alpha Risk Hedged Dividend Equity Fund - Class C Shares versus the Barclays Long/Short Equity Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
						Gross
	As of	One	Three	Since	Inception	Expense
	May 31, 2017	Year	Year	Inception	Date	Ratio*
	Class C Shares**	-7.59%	-4.23%	-2.76%	09/26/12	4.02%
	Barclays Long/Short Equity Index	6.44%	3.07%	5.60%	N/A	N/A
* The gross expense ratio shown is from the Funds' prospectus dated April 21, 2017.
**
As of December 7, 2016, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.  Class C Shares held longer than 7 years will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments

As of May 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 70.09%

Consumer Discretionary - 11.08%
	Ford Motor Co.	8,813	$98,001
†	General Motors Co.	3,457	117,296
†	McDonald's Corp.	978	147,570
			362,867
Consumer Staples - 6.65%
†	Kellogg Co.	1,389	99,452
†	PepsiCo, Inc.	1,012	118,272
			217,724
Energy - 5.23%
	ConocoPhillips	500	22,345
	EOG Resources, Inc.	500	45,155
†	Phillips 66	1,363	103,738
			171,238
Financials - 13.70%
†	Aflac, Inc.	1,500	113,070
†	KKR & Co. LP	5,000	92,100
†	MetLife, Inc.	2,509	126,930
	Principal Financial Group, Inc.	1,852	116,509
			448,609
Health Care - 8.27%
†	AbbVie, Inc.	1,715	113,224
†	Merck & Co., Inc.	809	52,674
	Pfizer, Inc.	3,206	104,676
			270,574
Industrials - 0.01%
	Pitney Bowes, Inc.	19	283

Information Technology - 18.26%
†	Apple, Inc.	938	143,289
	Cisco Systems, Inc.	3,490	110,040
†	Intel Corp.	3,007	108,583
†	International Business Machines Corp.	689	105,162
†	Microsoft Corp.	1,872	130,741
			597,815
Materials - 3.69%
†	International Paper Co.	2,286	120,884

Telecommunications - 3.20%
†	AT&T, Inc.	2,719	104,763

	Total Common Stocks (Cost $2,104,437)		2,294,757

			(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued

As of May 31, 2017
					Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 5.04%
	*†	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares			700	$16,023
	†	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares			200	4,560
	*	iPATH S&P 500 VIX Short-Term Futures ETN			5,814	78,373
	*	ProShares Ultra VIX Short-Term Futures ETF			6,000	65,940

		Total Exchange-Traded Products (Cost $248,521)				164,896
			Number of	Exercise	Expiration
CALL OPTIONS PURCHASED - 2.34%			Contracts	Price	Date
	*	SPDR S&P500 ETF Trust	100	$245.00	9/15/2017	32,350
	*	Tesla, Inc.	100	342.50	6/2/2017	29,950
	*	Tesla, Inc.	100	347.50	6/2/2017	14,200

		Total Call Options Purchased (Cost $73,678)				76,500
			Number of	Exercise	Expiration
PUT OPTIONS PURCHASED - 0.26%			Contracts	Price	Date
	*	SPDR Gold Shares	200	$111.00	6/16/2017	300
	*	SPDR S&P500 ETF Trust	200	223.00	6/16/2017	1,900
	*	Tesla, Inc.	100	330.00	6/2/2017	6,250

		Total Put Options Purchased (Cost $63,213)				8,450

SHORT-TERM INVESTMENT - 28.89%					Shares
	§	Fidelity Investments Money Market Government Portfolio -
		Institutional Class, 0.69%			945,888	945,888

		Total Short-Term Investment (Cost $945,888)				945,888

Total Value of Investments (Cost $3,435,737) - 106.62%						$3,490,491

Options Written (Premiums Received $95,861) - (12.26)%						(401,350)

Other Assets Less Liabilities - 5.64%						184,783

	Net Assets - 100.00%					$3,273,924

§	Represents 7 day effective yield
*	Non income-producing investment
†	All or a portion of security is pledged as collateral for options written.

						(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued

As of May 31, 2017
	Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTIONS WRITTEN - 11.83%
* SPDR S&P500 ETF Trust	100	$240.00	9/15/2017	$61,800
* Tesla, Inc.	100	322.50	6/2/2017	187,500
* Tesla, Inc.	100	327.50	6/2/2017	138,000

Total Call Options Written (Premiums Received $75,837)				387,300
	Number of	Exercise	Expiration
PUT OPTIONS WRITTEN - 0.43%	Contracts	Price	Date
* SPDR S&P500 ETF Trust	100	$235.00	6/16/2017	4,700
* Tesla, Inc.	100	332.50	6/2/2017	9,350

Total Put Options Written (Premiums Received $20,024)				14,050

Total Options Written (Premiums Received $95,861)				$401,350

Summary of Investments
		% of Net
by Sector		Assets	Value
Consumer Discretionary		11.08%	$362,867
Consumer Staples		6.65%	217,724
Energy		5.23%	171,238
Financials		13.70%	448,609
Health Care		8.27%	270,574
Industrials		0.01%	283
Information Technology		18.26%	597,815
Materials		3.69%	120,884
Telecommunications		3.20%	104,763
Exchange-Traded Products		5.04%	164,896
Call Options Purchased		2.34%	76,500
Put Options Purchased		0.26%	8,450
Short-Term Investment		28.89%	945,888
Call Options Written		-11.83%	(387,300)
Put Options Written		-0.43%	(14,050)
Other Assets Less Liabilities		5.64%	184,783
Total Net Assets		100.00%	$3,273,924

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Statement of Assets and Liabilities

As of May 31, 2017

Assets:
Investments, at value (cost $3,435,737)	$3,490,491
Deposits with broker	80,888
Receivables:
Investments sold	73,523
Dividends	11,839
Due from Advisor	71,021
Due from Administrator	19,810
Due from Prior Advisor	4,500
Prepaid expenses:
Registration and filing expenses	14,426
Fund accounting fees	2,753

Total assets	3,769,251

Liabilities:
Options written, at value (Premiums received $95,861)	401,350
Payables:
Investments purchased	64,149
Accrued expenses:
Professional fees	15,500
Interest expense	4,334
Miscellaneous expenses	3,500
Shareholder fulfillment expenses	1,650
Trustee fees and meeting expenses	1,337
Distribution and service fees - Class C Shares	1,303
Security pricing fees	1,003
Custody and banking fees	901
Insurance expense	300

Total liabilities	495,327

Total Net Assets	$3,273,924

Net Assets Consist of:
Paid in capital	$4,006,474
Accumulated net realized loss on investments	(481,815)
Net unrealized depreciation on investments	(250,735)

Total Net Assets	$3,273,924

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	208,437
Net Assets	$1,842,642
Net Asset Value, Offering Price and Redemption Price Per Share	$8.84

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	167,908
Net Assets	$1,431,282
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$8.52

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Statement of Operations

For the year ended May 31, 2017

Investment Income:
Dividends (net of withholding tax of $197)	$100,804

Total Investment Income	100,804

Expenses:
Advisory fees (note 2)	31,884
Registration and filing expenses	37,330
Fund accounting fees (note 2)	34,450
Professional fees	29,756
Transfer agent fees (note 2)	28,000
Administration fees (note 2)	24,024
Trustee fees and meeting expenses	14,574
Shareholder fulfillment expenses	14,516
Distribution and service fees - Class C Shares (note 3)	13,383
Compliance fees (note 2)	10,142
Custody and banking fees (note 2)	6,728
Interest expense	5,922
Security pricing fees	4,352
Miscellaneous expenses (note 2)	3,778
Insurance expense	1,217

Total Expenses	260,056

Expenses waived and reimbursed by Advisor (note 2)	(134,677)
Expenses reimbursed by Administrator (note 2)	(19,810)

Net Expenses	105,569

Net Investment Loss	(4,765)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(147,864)
Securities sold short	(765)
Options written	175,731
27,102

Net change in unrealized appreciation (depreciation) on:
Investments	57,997
Options written	(305,489)
(247,492)

Net Realized and Unrealized Loss on Investments	(220,390)

Net Decrease in Net Assets Resulting from Operations	$(225,155)

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2017	2016

Operations:
Net investment loss			$(4,765)	$(99,836)
Net realized gain (loss) from investment transactions			27,102	(502,321)
Net change in unrealized appreciation (depreciation) on investments			(247,492)	185,468

Net Decrease in Net Assets Resulting from Operations			(225,155)	(416,689)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(18,719)
Class C Shares			-	(1,023)

Net Decrease in Net Assets Resulting from Distributions			-	(19,742)

Beneficial Interest Transactions:
Shares sold			1,903,910	15,354,703
Reinvested dividends and distributions			-	18,337
Shares repurchased			(5,006,281)	(31,437,921)

Decrease from Beneficial Interest Transactions			(3,102,371)	(16,064,881)

Decrease in Net Assets			(3,327,526)	(16,501,312)

Net Assets:
Beginning of Year			6,601,450	23,102,762
End of Year			$3,273,924	$6,601,450

Accumulated Net Investment Loss			$-	$(58,535)
	Year Ended		Year Ended
Share Information:	May 31, 2017		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	59,583	$578,324	1,471,747	$14,079,737
Reinvested dividends and distributions	-	-	1,840	17,314
Shares repurchased	(413,605)	(3,950,360)	(3,243,371)	(31,155,543)
Net Decrease in Shares of Beneficial
Interest	(354,022)	$(3,372,036)	(1,769,784)	$(17,058,492)

Class C Shares (a)	Shares	Amount	Shares	Amount
Shares sold	145,043	$1,325,586	137,519	$1,274,966
Reinvested dividends and distributions	-	-	111	1,023
Shares repurchased	(115,561)	(1,055,921)	(30,241)	(282,378)
Net Increase in Shares of Beneficial
Interest	29,482	$269,665	107,389	$993,611

(a)	As of December 7, 2016, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Financial Highlights

For a share outstanding during each of the	Institutional Class Shares
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.47		$9.78		$9.99		$9.99		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.01	(g)	(0.09)	(g)	0.07	(g)	0.09	(g)	0.01
Net realized and unrealized loss on
investments	(0.64)		(0.19)		(0.08)		(0.04)		-

Total from Investment Operations	(0.63)		(0.28)		(0.01)		0.05		0.01

Less Distributions:
From net investment income	-		(0.03)		(0.11)		-		(0.02)
From net realized gains	-		-		(0.09)		(0.05)		-

Total Distributions	-		(0.03)		(0.20)		(0.05)		(0.02)

Net Asset Value, End of Period	$8.84		$9.47		$9.78		$9.99		$9.99

Total Return (c)	(6.65)%		(2.86)%		(0.11)%		0.50%		0.12%	(b)

Net Assets, End of Period (in thousands)	$1,843		$5,325		$22,804		$8,840		$6,886

Ratios of:
Interest Expense to Average Net Assets	0.09%		-		-		-		-
Gross Expenses to Average Net Assets (d)	5.01%		2.62%		1.79%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)(j)	1.88%		1.35%	(i)	0.99%	(h)	0.70%		0.70%	(a)
Net Investment Income (Loss) to Average
Net Assets (e)	0.12%		(0.90)%	(i)	0.70%	(h)	0.91%		0.03%	(a)

Portfolio turnover rate	151.88%		270.15%		62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States  of America and, consequently, the net asset value for financial reporting purposes and the returns  based upon those net asset values may differ from the net asset values and returns for shareholder  transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(j) Excludes interest expense.

See Notes to Financial Statements									(Continued)

Alpha Risk Hedged Dividend Equity Fund

Financial Highlights

For a share outstanding during each of the	Class C Shares (k)
fiscal years or period ended May 31,	2017		2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.22		$9.62		$9.93		$9.95		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.06)	(g)	(0.24)	(g)	(0.01)	(g)	(0.01)	(g)	(0.01)
Net realized and unrealized gain (loss) on
investments	(0.64)		(0.13)		(0.10)		0.04	(i)	(0.03)	(i)

Total from Investment Operations	(0.70)		(0.37)		(0.11)		0.03		(0.04)

Less Distributions:
From net investment income	-		(0.03)		(0.11)		-		(0.01)
From net realized gains	-		-		(0.09)		(0.05)		-

Total Distributions	-		(0.03)		(0.20)		(0.05)		(0.01)

Net Asset Value, End of Period	$8.52		$9.22		$9.62		$9.93		$9.95

Total Return (c)	(7.59)%		(3.84)%		(1.17)%		0.30%		(0.44)%	(b)

Net Assets, End of Period (in thousands)	$1,431		$1,276		$299		$215		$23

Ratios of:
Interest Expense to Average Net Assets	0.18%		-		-		-		-
Gross Expenses to Average Net Assets (d)	7.18%		3.41%		2.79%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)(l)	2.88%		2.80%	(j)	1.99%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average
Net Assets (e)	(0.65)%		(2.53)%	(j)	(0.07)%	(h)	(0.09)%		(1.12)%	(a)

Portfolio turnover rate	151.88%		270.15%		62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States  of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
The amount of net gain (loss) from investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(j)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015 (see note 2).

(k)	As of December 7, 2016, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(l) Excludes interest expense.

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

1.     Organization and Significant Accounting Policies

The Alpha Risk Hedged Dividend Equity Fund (the "Fund"), formerly known as the Cavalier Hedged Equity Fund, is a series of the Starboard Investment Trust ("Trust").  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.  The Fund is a separate, diversified series of the Trust.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Class C Shares.  Effective December 7, 2016, the Advisor Class Shares were renamed to the Class C Shares, but there were no other changes to this class of shares in the Fund.  Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Class C Shares are subject to distribution plan fees as described in Note 3.  The Fund's Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  Class C Shares held longer than seven years will automatically convert into Institutional Class Shares. The Institutional Class Shares commenced operations on September 20, 2012.  The Class C Shares commenced operations on September 26, 2012.
The investment objective of the Fund is to achieve total return through a combination of capital appreciation and current income. The Fund seeks to achieve its investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers (third-party strategists whose advice ARS Investment Management, LLC (the "Advisor") has discretion to implement) or other third-party research providers.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Options are valued at the mean of the last quoted bid and ask prices at the valuation time.  If there is an ask price but no bid price on the valuation date, the option shall be priced at the mean of zero and the ask price at the valuation time. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of May 31, 2017 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$2,294,757	$2,294,757	$-	$-
Exchange-Traded Products	164,896	164,896	-	-
Call Options Purchased	76,500	-	76,500	-
Put Options Purchased	8,450	-	8,450	-
Short-Term Investment	945,888	945,888	-	-
Total Assets	$3,490,491	$3,405,541	$84,950	$-

Liabilities
Call Options Written	$387,300	$-	$387,300	$-
Put Options Written	14,050	-	14,050	-
Total Liabilities	$401,350	$-	$401,350	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal year ended May 31, 2017.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Industry.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

A summary of option contracts written by the Fund during the fiscal year ended May 31, 2017 were as follows:

	Call Options		Put Options
Option Contracts Written	Number of ontracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Year	-	$-	-	$-
Options written	1,571	187,051	3,130	312,790
Options closed	(1,171)	(105,739)	(2,930)	(292,766)
Options exercised	(100)	(5,475)	-	-
Options expired	-	-	-	-
Options Outstanding, End of Year	300	$75,837	200	$20,024

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Loss on Investments on the Statement of Operations.

The derivative instruments outstanding as of May 31, 2017 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of May 31, 2017:

Derivative Type	Location	Value
Equity Contracts – purchased options	Assets-Investments, at value	$ 84,950
Equity Contracts – written options	Liabilities-Options written, at value	$ 401,350

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2017:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized loss from investments	$ (4,720)
Equity Contracts – written options	Net realized gain from options written	$ 175,731

Equity Contracts – purchased options	Net change in unrealized depreciation on investments	$ (51,941)
Equity Contracts – written options	Net change in unrealized depreciation on options written	$ (305,489)

The following table presents the Fund's liabilities available for offset under a master netting arrangement of collateral pledged as of May 31, 2017:
Gross Amounts of Assets and Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Description of Asset:
Options Purchased	$ 84,950	$ 84,950	$ -	$ -
	$ 84,950	$ 84,950	$ -	$ -

Description of Liability:
Options Written	$401,350	$401,350	$ -	$ -
Total	$401,350	$401,350	$ -	$ -

The actual financial instruments and cash collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will be paid at least annually.  Capital gains distributions, if any, will also be paid at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.    Transactions with Related Parties and Service Providers

Advisor
At a special meeting of the Board held on July 21, 2016, the Trustees approved the Interim Investment Advisory Agreement between the Advisor and the Fund.  Within the terms of the Interim Investment Advisory Agreement, effective August 1, 2016, the Fund paid a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.

At a special meeting of the shareholders held on December 29, 2016, the shareholders voted in favor of approval of the Investment Advisory Agreement between the Advisor and the Fund and an increased management fee rate to 1.10% annually, effective December 29, 2016.  For the period from August 1, 2016 through May 31, 2017, the Advisor incurred $24,244 in advisory fees, all of which were waived and $86,243 were reimbursed to the Fund by the Advisor. Subsequent to May 31, 2017, the Advisor repaid the Due from Advisor amount of $71,021 to the Fund.

For the period from June 1, 2016 through July 31, 2016, Cavalier Investments, LLC served as the advisor to the Fund.  During this period, the Fund paid a monthly advisory fee to Cavalier Investments, LLC based upon the average daily net assets and calculated at an annual rate of 0.45%. For the period from June 1, 2016 through July 31, 2016, Cavalier Investments, LLC received $7,640 in advisory fees, all of which were waived and $16,550 were reimbursed by Cavalier Investments, LLC.  Cavalier Investments, LLC incurred fees during the period from June 1, 2016 through July 1, 2016 that were paid from the Fund after August 1, 2016 after the current Advisor was approved to manage the Fund.  As a result, the previous advisor incurred a receivable balance due to the Fund totaling $4,500, which will be repaid in the subsequent period.

For the period from June 1, 2016 through December 28, 2016, the Advisor and Cavalier Investments, LLC entered into contractual agreements (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which they had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.99% of the average daily net assets of the Fund.

For the period from December 29, 2016 through May 31, 2017, the Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.65% of the average daily net assets of the Fund.

There shall be no recoupment of fees waived or reimbursed by the Advisor or by Cavalier Investments, LLC.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

Administrator
The Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of the Fund and calculated at the annual rate as shown in the schedule below subject to a minimum of $2,000 per month for the fiscal year ended May 31, 2017. The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  Effective August 1, 2016, the Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. For the year ended May 31, 2017, the Administrator received $3,778 in miscellaneous compensation expenses.  The Due from Administrator amount of $19,810 is being paid to the Fund via monthly fee reductions.

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Fund's fee arrangements with the Distributor.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

3.    Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class C Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or servicing of Class C shareholder accounts.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

The Class C Shares incurred $13,383 in Distribution and Service Fees during the fiscal year ended May 31, 2017.

4.    Purchases and Sales of Investment Securities

For the year ended May 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$5,908,220	$8,835,905

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended May 31, 2017.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on federal income tax returns for the open tax years of May 31, 2014 through May 31, 2017 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended May 31, 2017, the Fund did not incur any interest or penalties.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	Distributions from
Fiscal year ended	Ordinary Income	Long-Term Capital Gains
05/31/2017	$ -	$ -
05/31/2016	19,742	-

For the fiscal year ended May 31, 2017, the following reclassifications were made:

Accumulated Net Investment Loss	$ 63,300
Accumulated Net Realized Loss on Investments	25,777
Paid In Capital	(89,077)

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements

At May 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$3,465,468

Gross Unrealized Appreciation	236,123
Gross Unrealized Depreciation	(612,450)
Net Unrealized Depreciation	(376,327)

Capital Loss Carryforward	(356,223)

Accumulated Deficit	$(732,550)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the deferral of wash sale losses.  The Fund has a capital loss carryforward of $356,223, of which $229,472 is short-term in nature and $126,751 is long-term in nature and has no expiration.

6.    Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.    Underlying Investment in Other Investment Company

The Fund currently invests a significant portion of its assets in the Fidelity Investments Money Market Government Portfolio – Institutional Class ("Fidelity Fund").  The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.  The performance of the Fund may be directly affected by the performance of the Fidelity Fund.  The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at Fidelity's website www.fidelity.com or the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements.  As of May 31, 2017, the Fund's net assets invested in the Fidelity Fund were 28.89%.

8.    New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ending after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund's financial statements and related disclosures.

9.    Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Alpha Risk Hedged Dividend Equity Fund

We have audited the accompanying statement of assets and liabilities of Alpha Risk Hedged Dividend Equity Fund (formerly Cavalier Hedged Equity Fund), a series of shares of beneficial interest in Starboard Investment Trust, (the "Fund") including the schedule of investments, as of May 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period from September 20, 2012 (commencement of operations) through May 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alpha Risk Hedged Dividend Equity Fund as of May 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended and the period from September 20, 2012 through May 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
August 15, 2017

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.    Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.    Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal year ended May 31, 2017.

During the fiscal year ended May 31, 2017, no income distributions or long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.    Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on Class C Shares; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 through May 31, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Alpha Risk Hedged Dividend Equity Fund - Institutional Class Shares	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 918.00	$8.14
	$1,000.00	$1,016.44	$8.56
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.70%,    multiplied by 182/365 (to reflect the one-half year period).

Alpha Risk Hedged Dividend Equity Fund – Class C Shares	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 913.20	$12.89
	$1,000.00	$1,011.46	$13.55
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 2.70%,    multiplied by 182/365 (to reflect the one-half year period).

5.    Approval of Investment Advisory Agreement and Increase in Management Fee

At a special meeting of the Shareholders on December 29, 2016, Matthew J. Beck, Secretary of the Trust, served as Chairman of the meeting and recorded the minutes.  Kristen Wisdom, Assistant Vice President of Broadridge Financial Solutions, Inc., served as Inspector of Election for the meeting.  Mr. Beck served as a proxy holder representing shares of the Fund.

The Chairman reviewed the Notice of Special Meeting of Shareholders mailed on or about December 12, 2016 to all shareholders of the Fund of record as of the close of business on November 22, 2016 (the "Record Date").  He also reviewed the Proxy Statement accompanying the Notice, the Proxy Card, and the Ballot Counts from Broadridge Financial Solutions, Inc.  He ordered that copies of these documents be maintained with the records of the Trust. The Chairman noted that as of the Record Date, there were 481,921.935 shares of the Alpha Risk Hedged Dividend Equity Fund that were outstanding and entitled to vote at the meeting.

The Chairman first stated that 244,464.996 shares of the Alpha Risk Hedged Dividend Equity Fund were present by proxy at the meeting. The Chairman noted that the shares present by proxy at the meeting exceeded a majority of the outstanding shares of the Fund as of the Record Date and, accordingly, a quorum was present for the Fund for purposes of transaction of business at the meeting.

The Chairman stated that approval of the proposals submitted to the Fund's shareholders required the approval of a "majority of the outstanding voting shares" entitled to vote thereon, which meant the affirmative vote of the lesser of:
(i) more than 50% of the outstanding shares of the Fund; or (ii) 67% or more of the shares of the Fund present at the meeting, provided more than 50% of the Fund's outstanding shares are present in person or by proxy at the meeting.  Thereafter, upon motion duly made and seconded, the item was submitted to the shareholders of the Fund for consideration.

The Chairman stated that the first item of business was to consider a proposal to shareholders of the Alpha Risk Hedged Dividend Equity Fund to approve an Investment Advisory Agreement with ARS Investment Management, LLC, the Fund's proposed investment advisor.  The Chairman announced that 237,209.388 shares had been voted in favor of the item, 2,656.049 shares had been voted against the item, and 4,599.559 shares had abstained from voting on the item. Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Investment Advisory Agreement for the Alpha Risk Hedged Dividend Equity Fund was approved.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

The Chairman stated that the next item of business was to consider a proposal of shareholders of the Alpha Risk Hedged Dividend Equity Fund to approve an increase in the management fee for the Fund under the proposed investment advisory agreement. The Chairman announced that 232,591.898 shares had been voted in favor of the item, 10,550.737 shares had been voted against the item, and 1,322.361 shares had abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the increase in the management fee for the Alpha Risk Hedged Dividend Equity Fund was approved.

There being no further business to come before the meeting, the same, upon motion duly made and seconded, was adjourned.

6.    Shareholder Votes

At a meeting of the Shareholders on December 29, 2016, the Advisor received the necessary shareholder votes for approval of the Investment Advisory Agreement.  A total of 481,921.935 shares of the Fund were entitled to vote at the shareholder meeting.  The holders of 244,464.996 shares entitled to vote for the Fund were present in person or were represented by proxy at the meeting. The percentage of shares present totaled 50.727%.  Out of those shares present or represented, the holders of 237,209.388 shares voted for the approval of the Investment Advisory Agreement, the holders of 2,656.049 shares voted against the approval of the Investment Advisory Agreement, and the holders of 4,599.559 abstained from voting on the approval of the Investment Advisory Agreement. 240,960.968 shares were necessary for quorum, so the Fund received the necessary votes.

At a meeting of the Shareholders on December 29, 2016, the Advisor received the necessary shareholder votes for approval of an increase in management fee to an annual rate of 1.10%.  A total of 481,921.935 shares of the Fund were entitled to vote at the shareholder meeting.  The holders of 244,464.996 shares entitled to vote for the Fund were present in person or were represented by proxy at the meeting. The percentage of shares present totaled 50.727%.  Out of those shares present or represented, the holders of 232,591.898 shares voted for the approval of an increase in the management fee for the Fund, the holders of 10,550.737 shares voted against the item, and the holders of 1,322.361 abstained from voting on the item. Both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, so the proposal to approve the increase in the management fee for the Fund was approved.

7.    Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $4,194 during the fiscal year ended May 31, 2017 from the Fund for their services to the Fund and Trust.
(Continued)

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	17
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust, previously known as Gardner Lewis Trust, for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	17
Independent Trustee of World Funds Trust for its forty nine series, Chesapeake Investment Trust, previously known as Gardner Lewis Investment Trust, for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	17	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	17	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Date of Birth: 06/1988	Secretary	Since 05/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

Alpha Risk Hedged Dividend Equity Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	ARS Investment Management, LLC
116 South Franklin Street	629 Highland Avenue
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	Needham, MA 02494

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

www.ncfunds.com	www.alpharisksolutions.com

Item 2.	CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. As of the date of this report, May 31, 2017, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2016	2017
Alpha Risk Hedged Dividend Equity Fund	$11,750	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2016 and May 31, 2017 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2016	2017
Alpha Risk Hedged Dividend Equity Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2016 and May 31, 2017 were $2,000 and $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund
Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund
Date: August 22, 2017

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Alpha Risk Hedged Dividend Equity Fund
Date: August 22, 2017